Long-term Employee Related Benefits	12 Months Ended
Nov. 27, 2011
Disclosure of Long-Term Employee Related Benefits [Abstract]
LONG-TERM EMPLOYEE RELATED BENEFITS

NOTE 12:    LONG-TERM EMPLOYEE RELATED BENEFITS

The liability for long-term employee related benefits was comprised of the following:

	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Workers’ compensation	$17,394	$18,073
Deferred compensation	53,064	60,418
Non-current portion of liabilities for long-term and stock-based incentive plans	5,062	24,273

Total	$75,520	$102,764

Workers’ Compensation

The Company maintains a workers’ compensation program in the U.S. that provides for statutory benefits arising from work-related employee injuries. As of November 27, 2011, and November 28, 2010, the current portions of workers’ compensation liabilities were $2.3 million and $2.7 million, respectively, and were included in “Accrued salaries, wages and employee benefits” on the Company’s consolidated balance sheets.

Deferred Compensation

Deferred compensation plan for executives and outside directors, established January 1, 2003.     The Company has a non-qualified deferred compensation plan for executives and outside directors that was established on January 1, 2003 and amended thereafter. The deferred compensation plan obligations are payable in cash upon retirement, termination of employment and/or certain other times in a lump-sum distribution or in installments, as elected by the participant in accordance with the plan. As of November 27, 2011, and November 28, 2010, these plan liabilities totaled $21.1 million and $18.8 million, respectively, of which $6.3 million and $1.1 million was included in “Accrued salaries, wages and employee benefits” as of November 27, 2011, and November 28, 2010, respectively. The Company held funds of approximately $18.1 million and $18.3 million in an irrevocable grantor’s rabbi trust as of November 27, 2011, and November 28, 2010, respectively, related to this plan. Rabbi trust assets are included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

Deferred compensation plan for executives, prior to January 1, 2003.     The Company also maintains a non-qualified deferred compensation plan for certain management employees relating to compensation deferrals for the period prior to January 1, 2003. The rabbi trust is not a feature of this plan. As of November 27, 2011, and November 28, 2010, liabilities for this plan totaled $43.1 million and $48.9 million, respectively, of which $4.9 million and $6.2 million, respectively, was included in “Accrued salaries, wages and employee benefits” on the Company’s consolidated balance sheets.

Interest earned by the participants in deferred compensation plans was $0.7 million, $5.6 million and $10.1 million for the years ended November 27, 2011, November 28, 2010, and November 29, 2009, respectively. The charges were included in “Interest expense” in the Company’s consolidated statements of income.